Acquisitions (Details) - Pro Forma Financial Information for the Company - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CorrectMed [Member]
Net revenue
Net revenues	$ 16,373,000	$ 12,103,000	$ 26,414,000	$ 30,405,000
Net loss	$ (7,020,000)	$ (3,102,000)	$ (7,020,000)	$ (4,921,000)
Basic net (loss) per common share (in Dollars per share)	$ (1.03)	$ (0.51)
Diluted net loss per common share (in Dollars per share)	$ (1.14)	$ (0.51)
Loss per basic and diluted common share (in Dollars per share)			$ (1.10)	$ (0.86)
Urgent And Primary Care [Member]
Net revenue
Net revenues			$ 7,678,000	$ 6,949,000
Urgent And Primary Care [Member] | CorrectMed [Member]
Net revenue
Net revenues	$ 5,026,000	$ 1,598,000	3,268,000	3,654,000
Ancillary Network [Member] | CorrectMed [Member]
Net revenue
Net revenues	$ 11,347,000	$ 10,505,000	$ 23,146,000	$ 26,751,000